Statements of Cash Flows - Significant Non-cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Non-cash Investing and Financing Transactions [abstract]
Increase (decrease) in accounts payable – other relating to the acquisition of property and equipment and intangible assets	₩ (305,823)	₩ (39,977)	₩ 1,063,800
Increase of right-of-use assets	345,761	720,932	672,723
Change in assets and liabilities by spin-off	0	0	14,379,397
Retirement of treasury shares	0	0	1,965,952
Disposal of treasury shares (Congratulatory bonus for spin-off)	0	0	114,373
Transfer from property and equipment to investment property	₩ 13,900	₩ 4,732	₩ 23,034